Cover Page	Aug. 29, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	Quanergy Systems, Inc.
Entity Central Index Key	0001794621
Entity File Number	001-39222
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	433 LAKESIDE DRIVE
Entity Address, City or Town	SUNNYVALE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	408
Local Phone Number	245-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGY
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	QNGY WS
Security Exchange Name	NYSE